Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2020
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2019		2020

Accounts receivable:
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)	Ps.	284	Ps.	197

	Ps.	284	Ps.	197
Accounts payable and accumulated expenses (Note 10):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	(96,769)	Ps.	(53,257)
Autobuses de Oriente ADO, S. A. de C. V.
(Shareholder/technical assistance)				(127)
Lava Tap de Chiapas, S. A. de C. V.
(Key management personnel/services)		(543)		(411)
		(97,312)		(53,795)
Net	Ps. $	(97,028)	Ps. $	(53,598)

(*)     These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2018		2019		2020

Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	14,455	Ps.	14,349	Ps.	7,968
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		7,014		7,290		4,862
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		150		157		164

Expenses:
Stockholders:
Technical assistance (Note 15.4)	Ps.	(386,249)	Ps.	(404,086)	Ps.	(175,615)

Related parties:
Administrative services
Leasing	Ps.	(5,232)	Ps.	(5,340)	Ps.	(6,061)
Cleaning services		(10,854)		(11,544)		(11,848)

Schedule of compensation of key personnel

	December 31,
	2018		2019		2020

Short term salaries and other benefits paid to key personnel (Note 18.17) (*)	Ps.	119,202	Ps.	109,747	Ps.	137,272
Fees paid to the Board of Directors and Committees		8,695		9,146		8,571

(*)     In 2018, 2019 and 2020, includes costs of Ps.53,268, Ps.41,411  and Ps.66,083; and Ps.16,350, Ps.17,381 and Ps.15,650, respectively for key personnel of directors of Aerostar and Airplan.